Fair Value Measurements	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Fair Value Measurements
Note 11—Fair Value Measurements
Long-term debt, net of debt issuance costs
As of June 30, 2023, the Company had $156,715 thousand of fixed rate and $50,806 thousand of variable rate debt outstanding, respectively. The majority of the fixed rate debt is based on current market rates. The Company estimated the fair value of the fixed rate debt using quoted market prices (Level 2 inputs) within the fair value hierarchy. The variable rate debt approximates fair value based on the closing or estimated market prices of similar securities comparable to the Company’s debts as of June 30, 2023 and December 31, 2022. Debt financing activities and loan agreements are further described in
“Note 12 – Long-Term Debt.”
Recurring Fair Value Measurement
Our cash and cash equivalents, accounts receivable, accounts payable, accrued expenses, and other current assets and liabilities (excluding derivative instruments) are carried at amounts which reasonably approximate
their fair values due to their short-term nature.

The following tables summarizes the Company’s assets and liabilities that are measured at fair value on a recurring basis, by level, within the fair value hierarchy:

	As of June 30, 2023
	Level 1	Level 2	Level 3
Assets
Cash	$844,582	$—	$—
Cash equivalents:
Money market fund	—	—	—

Total Cash and cash equivalents	844,582	—	—
Restricted cash:
Money market fund	9,211,360	—	—
Other restricted cash	3,028,459	—	—

Total Restricted cash	12,239,819	—	—
Investments in marketable securities	—	12,572,950	—
Interest rate swap	—	1,338,801	—

Total assets	$13,084,401	$13,911,751	$—

Liabilities
Warrant liabilities – Public Warrants	$3,450,000	$—	$—
Warrant liabilities – Private Placement Warrants	—	1,880,000	—
Embedded derivative of Series A Preferred Stock	—	—	815,250

Total liabilities	$3,450,000	$1,880,000	$815,250

	As of December 31, 2022
	Level 1	Level 2	Level 3
Assets
Cash	$259,522	$—	$—
Cash equivalents:
Commercial paper	—	29,890,313	—
Money market fund	12,640	—	—

Total Cash and cash equivalents	272,162	29,890,313	—
Restricted cash:
Money market fund	9,284,362	—	—
Other restricted cash	3,012,789	—	—

Total Restricted cash	12,297,151	—	—
Investments in marketable securities	—	54,980,156	—
Interest rate swap	—	1,407,135	—

Total assets	$12,569,313	$86,277,604	$—

Liabilities
Freestanding derivative on Legacy Bridger Series C Preferred Shares	$—	$—	$2,186,283
Embedded derivative of Legacy Bridger Series C Preferred Shares	—	—	1,039,330

Total liabilities	$—	$—	$3,225,613

Interest Rate Swap and Freestanding Derivative
The Company’s derivative financial instruments are measured at fair value on a recurring basis based on quoted market prices or using standard valuation models as described in
“Note 10—Interest Rate Swap and Freestanding Derivative.”
The notional amounts of the derivative financial instruments do not necessarily represent amounts exchanged by the parties and, therefore, are not a direct measure of our exposure to the financial risks described in
“Note 2—Summary of Significant Accounting Policies.”
The fair value of the Company’s interest rate swap agreement was determined based on the present value of expected future cash flows using discount rates appropriate with the terms of the swap agreement. The fair value indicates an estimated amount the Company would be required to receive if the contracts were canceled or transferred to other parties. The Company used a Level 2 valuation methodology to measure this interest rate swap.
The fair value of the freestanding derivative was determined based on the present value of the excess hold fee expected to be owed on March 15, 2023, after taking into account the probability of such excess hold fee being outstanding on the same date. The excess hold fee was considered a freestanding derivative instrument until March 15, 2023 and became a fee payable thereafter, noted above as an excess hold fee payable on Series A Preferred Stock. The Company used a Level 3 valuation methodology to measure this freestanding derivative.
Mandatorily Redeemable Legacy Bridger Series B Preferred Shares
The Company’s mandatorily redeemable Legacy Bridger Series B Preferred Shares are measured at fair value based on capital contributions, plus accrued but unpaid interest. The Legacy Bridger Series B Preferred Shares were redeemed during the year ended December 31, 2022 as furthered discussed in
“Note 18 – Mandatorily Redeemable Preferred Shares.”
Embedded derivative of Legacy Bridger Series C Preferred Shares and Series A Preferred Stock
The Company identified a redemption feature of the Legacy Bridger Series C Preferred Shares that required bifurcation from the host instrument as an embedded derivative liability, as discussed in
“Note 17 – Mezzanine Equity.”
The embedded derivative was initially valued and remeasured using a
“with-and-without”
method. The
“with-and-without”
methodology involved valuing the entire instrument both with and without the embedded derivative using a discounted cash flow approach. Under this methodology, the difference in the estimated fair value between the instrument with the embedded derivative and the instrument without the embedded derivative represents the estimated fair value of the embedded derivative. This valuation methodology is based on unobservable estimates and judgements, and therefore is classified as a Level 3 fair value measurement. The significant unobservable input used in the estimated fair value measurement of the embedded derivative is the timing for which the Company may be in default of certain financing facilities that would require an increase of

2
%
interest per annum to be accrued by the holders of the Legacy Bridger Series C Preferred Shares. Legacy Bridger Series C Preferred Shares were re-issued
as Series A Preferred Stock as part of the Closing, as further discussed in
“Note 17 – Mezzanine Equity.”

Commercial paper and Investments in marketable securities
The fair values of the commercial paper and
available-for-sale

marketable securities are based on observable market prices, and therefore classified as a Level 2 fair value measurement. Refer to
“Note 3 – Cash Equivalents and Investments in Marketable Securities”

for additional details.
Warrant Liabilities
The Company issued Warrants in connection with the Reverse Recapitalization. The Company classifies the Warrants as liabilities at their fair value and adjust the Warrants to fair value at each reporting period. The warrant liabilities are subject to remeasurement at each balance sheet date until exercised, and any change in fair value are recorded in earnings through Selling, general and administrative expense on the Consolidated Statements of Operations.
The Public Warrants are publicly traded under the symbol “BAERW,” and the fair value of the Public Warrants at a specific date is determined by the closing price of the Public Warrants as of that date. Therefore, the Public Warrants are classified as Level 1 of the fair value hierarchy.
The Public Warrants are redeemable at any time during the term of the warrant in which the Common Stock share trading price has been at least $18.00 per share for 20 trading days within the 30 trading-day

period. JCIC Sponsor can redeem both the Private Placement Warrants and the Public Warrants when the stock price is between $10.00 to $18.00. As such, it is economically beneficial for the Company to redeem the Private Placement Warrants any time before the stock price crosses the $18.00 threshold. Therefore, the Warrants have similar economic value, hence Private Placement Warrants are deemed to have the same value as the Public Warrants and are classified Level 2 of the fair value hierarchy. Refer to
“Note 9 – Accrued Expenses and Other Liabilities”

for additional details.
Non-Recurring
Fair Value Measurements
The Company measures certain assets at fair value on a
non-recurring

basis, including long-lived assets and goodwill and cost and equity method investments, which are evaluated for impairment. Long-lived assets include property, plant and equipment, net, and certain intangible assets. The inputs used to determine the fair value of long-lived assets are considered Level 3 measurements due to their subjective nature.
As of June 30, 2023 and December 31, 2022, the Company did not have any significant assets or liabilities
that were remeasured at fair value on a
non-recurring

basis in periods subsequent to initial recognition.

BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member]
Fair Value Measurements
Note 12 - Fair Value Measurements
Long-term debt, net of debt issuance costs
As of December 31, 2022, the Company has $156,329 thousand of fixed rate and $51,589 thousand of variable rate debt outstanding. Based on current market rates, the fair value of the fixed rate debt as of December 31, 2022 was estimated to be 161,793 thousand. The majority of the fixed rate debt was entered into recently, and therefore, based on current market rates. The Company estimated the fair value of the fixed rate debt using quoted market prices (Level 2 inputs) within the fair value hierarchy. The variable rate debt approximates fair value based on the closing or estimated market prices of similar securities comparable to the Company’s debts as of December 31, 2022 and 2021. Debt financing activities and loan agreements are further described in Note 13.
Recurring Fair Value Measurement
Our cash and cash equivalents, accounts receivable, accounts payable, accrued expenses, and other current assets and liabilities (excluding derivative instruments) are carried at amounts which reasonably approximate their fair values due to their short-term nature.

The following tables summarizes the Company’s assets and liabilities that are measured at fair value on a recurring basis, by level, within the fair value hierarchy:

	As of December 31, 2022
	Level 1	Level 2	Level 3
Assets
Cash	$259,522	$—	$—
Cash equivalents:
Commercial paper	—	29,890,313	—
Money market fund	12,640	—	—

Total Cash and cash equivalents	272,162	29,890,313	—
Restricted cash:
Money market fund	9,284,362	—	—
Other restricted cash	3,012,789	—	—

Total Restricted cash	12,297,151	—	—
Investments in marketable securities		54,980,156	—
Interest rate swap		1,407,135	—

Total assets	$12,569,313	$86,277,604	$—

Liabilities
Freestanding derivative on Series C Preferred Shares	$—	$—	$2,186,283
Embedded derivative of Series C Preferred shares	—	—	$1,039,330

Total liabilities	$—	$—	$3,225,613

	As of December 31, 2021
	Level 1	Level 2	Level 3
Assets
Cash and cash equivalents	$13,689,091	$—	$—
Restricted cash	3,572,041	—	—
Interest rate swap	—	25,482	—

Total assets	$17,261,132	$25,482	$—

Liabilities
Mandatorily redeemable Series B Preferred shares	$—	$66,412,637	$—

Total liabilities	$—	$66,412,637	$—

Interest Rate Swap and Freestanding Derivative
The Company’s derivative financial instruments are measured at fair value on a recurring basis based on quoted market prices or using standard valuation models as described in Note 11 - Interest Rate Swap and Freestanding Derivative. The notional amounts of the derivative financial instruments do not necessarily represent amounts exchanged by the parties and, therefore, are not a direct measure of our exposure to the financial risks described in Note 2 - Summary of Significant Accounting Policies.
The fair value of the Company’s interest rate swap agreement was determined based on the present value of expected future cash flows using discount rates appropriate with the terms of the swap agreement. The fair value indicates an esti
m
ated amount the
Company
would be required to receive if the contracts were canceled or transferred to other parties. The Company used a Level 2 valuation methodology to assess this interest rate swap.

The fair
 value of the freestanding derivative was determined based on the present value of the excess hold fee expected to be owed on March 15, 2023, after taking into account the probability of such excess hold fee being outstanding on the same date. The Company used a Level 3 valuation methodology to measure this freestanding derivative.
Mandatorily Redeemable Series B Preferred shares
The Company’s mandatorily redeemable Series B Preferred shares are measured at fair value based on capital contributions, plus accrued but unpaid interest. The Series B Preferred shares were redeemed during the year ended December 31, 2022 as furthered discussed in Note 19 – Mandatorily Redeemable Preferred Stock.
Embedded derivative of Series C Preferred shares
The Company identified a redemption feature of the Series C Preferred shares that required bifurcation from the host instrument as an embedded derivative liability, as discussed in Note 18 – Mezzanine Equity. The embedded derivative was initially valued and remeasured using a
“with-and-without”
method. The
“with-and-without”
methodology involved valuing the entire instrument both with and without the embedded derivative using a discounted cash flow approach. Under this methodology, the difference in the estimated fair value between the instrument with the embedded derivative and the instrument without the embedded derivative represents the estimated fair value of the embedded derivative. This valuation methodology is based on unobservable estimates and judgements, and therefore is classified as a Level 3 fair value measurement. The significant unobservable input used in the estimated fair value measurement of the embedded derivative is the timing for which the Company may be in default of certain financing facilities that would require an increase of 2% interest per annum to be accrued by the holders of the Series C Preferred shares.
Commercial Paper and Investments in marketable securities
The fair values of the commercial paper and
available-for-sale
marketable securities are based on observable market prices, and therefore classified as a Level 2 fair value measurement. Refer to Note 3 – Cash Equivalents and Investments in Marketable Securities for additional details.
Non-Recurring
Fair Value Measurements
The Company measures certain assets at fair value on a
non-recurring
basis, including long-lived assets and goodwill and cost and equity method investments, which are evaluated for impairment. Long-lived assets include property, plant and equipment, net, and certain intangible assets. The inputs used to determine the fair value of long-lived assets are considered Level 3 measurements due to their subjective nature.
As of December 31, 2022 and 2021, the Company did not have any significant assets or liabilities that were remeasured at fair value on a non-recurring
basis in periods subsequent to initial recognition.